Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-42254
Entity Registrant Name	Rezolve AI plc
Entity Central Index Key	0001920294
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	21 Sackville Street
Entity Address, City or Town	London
Entity Address, Postal Zip Code	W1S 3DN
Entity Address, Country	GB
Entity Common Stock, Shares Outstanding	208,260,754
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Firm ID	606
Auditor Location	Jericho, New York
Auditor Name	Grassi & Co., CPAs, P.C.
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Rezolve AI PLC and Subsidiaries (the Company) as of December 31, 2024 and 2023, and the related consolidated statements of operations, comprehensive loss, stockholders’ deficit and cash flows for each of the years in the two year period ended December 31, 2024, and the related notes (collectively referred to as the consolidated financial statements). In our opinion, the consolidated financial statements present fairly, in all material respects, the consolidated financial position of the Company as December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the years in the two year period ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.

Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	21 Sackville Street
Entity Address, City or Town	London
Entity Address, Postal Zip Code	W1S 3DN
Entity Address, Country	GB
Contact Personnel Name	Daniel M. Wagner
Local Phone Number	204 625 9700
City Area Code	+ 44
Contact Personnel Email Address	investors@rezolve.com
Oridinary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares, £0.0001 nominal value
Trading Symbol	RZLV
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Ordinary Share at an exercise price of $11.50 per share
Trading Symbol	RZLV.W
Security Exchange Name	NASDAQ